Nature of Operations (Details) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 28, 2023	Jan. 10, 2023	Dec. 31, 2021
Organization and Nature of Business [Abstract]
Operations lost		$ 3,000,000	$ 11,100,000
Non-cash expenses		1,200,000
Non-cash operating expenses		313,000
Write off of deferred offering costs		848,000
Total current assets	$ 1,201,096	1,201,096	2,856,868			$ 6,495,079
Cash			792,000,000,000
Total current liabilities	4,977,185	4,977,185	7,430,897			11,059,207
Proceeds from sales of convertible notes	200,000
Operation amount			5,800,000
Total current assets	5,000	5,000	92,497			$ 14,813
Total current assets			792,000
Total current liabilities			7,400,000
Non-cash expenses			3,600,000
Convertible notes payable			2,400,000		$ 500,000
NYIAX [Member]
Organization and Nature of Business [Abstract]
Total current assets	1,200,000	1,200,000
Cash	452,000	452,000
Total current liabilities	$ 5,000,000	5,000,000
Convertible Notes Payable [Member]
Organization and Nature of Business [Abstract]
Operating activities		$ 1,400,000	5,800,000
2023B Convertible Note Payable [Member]
Organization and Nature of Business [Abstract]
Sales of convertible notes			1,970,000
2023B Convertible Note Payable [Member] | Forecast [Member]
Organization and Nature of Business [Abstract]
Sales of convertible notes				$ 1,970,000
NYIAX [Member]
Organization and Nature of Business [Abstract]
Total current assets			2,900,000
Total current assets			2,900,000
Total current liabilities			$ 7,400,000